UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Lawrence B. Stoller, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	7/31

Date of reporting period:	10/31/2007

Item 1:   Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2007

		Value
Investments	Shares	(000)
COMMON STOCKS 93.92%

Advertising Agency 0.54%
InVentiv Health, Inc.*	145,937	$6,163

Air Transportation 0.98%
Allegiant Travel Co.*	307,738	11,085

Aluminum 0.81%
Century Aluminum Co.*	157,900	9,188

Biotechnology Research & Production 2.82%
Alexion Pharmaceuticals, Inc.*	186,400	14,259
AMAG Pharmaceuticals, Inc.*	117,900	7,705
Array BioPharma, Inc.*	485,435	5,437
WuXi PharmaTech Cayman Inc. ADR*	115,249	4,436
Total		31,837

Building: Materials 0.95%
Zoltek Co., Inc.*	241,719	10,696

Coal 1.05%
Alpha Natural Resources, Inc.*	434,680	11,928

Communications Technology 8.49%
Anixter International, Inc.*	78,686	5,654
Aruba Networks, Inc.*	625,864	11,948
Atheros Communications, Inc.*	394,308	13,840
Cbeyond Inc.*	297,751	11,648
Infinera Corp.*	576,255	12,718
j2 Global Communications, Inc.*	222,200	7,486
NETGEAR, Inc.*	352,911	12,472
ShoreTel, Inc.*	479,300	8,718
Starent Networks Corp.*	462,548	11,462
Total		95,946

Computer Services, Software & Systems 11.71%
Art Technology Group, Inc.*	1,356,700	6,254
Blackboard, Inc.*	244,700	12,211
BladeLogic, Inc.*	143,131	4,398
comScore, Inc.*	266,239	9,760
Concur Technologies, Inc.*	412,232	14,857
DealerTrack Holdings, Inc.*	226,085	11,099
Digital River, Inc.*	156,000	8,277
Equinix, Inc.*	159,110	18,562
Mercadolibre, Inc. (Argentina)*(a)	350,962	15,681
Synchronoss Technologies, Inc.*	217,195	8,688
Syntel, Inc.	301,400	12,834
Taleo Corp. Class A*	350,321	9,791
Total		132,412

Computer Technology 1.88%
Compellent Technologies, Inc.*	35,900	578
Data Domain, Inc.*	198,479	6,852
Synaptics Inc.*	254,169	13,814
Total		21,244

Consumer Electronics 2.03%
Shanda Interactive Entertainment Ltd. ADR*	291,441	11,474
SINA Corp. (China)*(a)	200,851	11,515
Total		22,989

Consumer Products 0.13%
Ulta Salon, Cosmetics & Fragrance, Inc.*	44,632	1,526

Diversified Financial Services 1.71%
Empresas ICA S.A.B de C.V. ADR*	301,765	8,443
FCStone Group, Inc.*	307,714	10,847
Total		19,290

Diversified Manufacturing 0.97%
Barnes Group, Inc.	299,592	11,004

Drugs & Pharmaceuticals 3.71%
BioMarin Pharmaceutical, Inc.*	360,200	9,988
K-V Pharmaceutical Co. Class A*	371,678	11,648
Medicis Pharmaceutical Corp.	155,300	4,611
Onyx Pharmaceuticals, Inc.*	335,590	15,676
Total		41,923

Education Services 3.59%
Capella Education Co.*	132,355	8,206
New Oriental Education & Technology Group, Inc. ADR*	152,196	13,625
Noah Education Holdings Ltd. ADR*	262,370	4,715
Strayer Education, Inc.	75,037	13,991
Total		40,537

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2007

		Value
Investments	Shares	(000)
Electrical Equipment & Components 0.49%
Baldor Electric Co.	137,500	$5,544

Electronics 0.93%
Daktronics, Inc.	353,503	10,541

Electronics: Medical Systems 2.37%
Illumina, Inc.*	224,583	12,611
Masimo Corp.*	172,300	5,896
TomoTherapy, Inc.*	378,520	8,278
Total		26,785

Electronics: Semi-Conductors/Components 2.98%
ANADIGICS, Inc.*	535,680	7,901
First Solar, Inc.*	53,490	8,495
NetLogic Microsystems, Inc.*	182,700	6,066
SunPower Corp. Class A*	88,400	11,179
Total		33,641

Energy: Miscellaneous 1.00%
EnerNoc, Inc.*	242,044	11,279

Engineering & Contracting Services 0.59%
Cal Dive International, Inc.*	508,213	6,724

Finance: Small Loan 0.82%
Dollar Financial Corp*	281,277	9,226

Financial Information Services 2.15%
Bankrate, Inc.*	131,832	6,058
FactSet Research Systems, Inc.	81,117	5,720
Morningstar, Inc.*	167,984	12,501
Total		24,279

Health & Personal Care 0.73%
Bio-Reference Laboratories, Inc.*	257,892	8,273

Healthcare Facilities 0.61%
Skilled Heathcare Group, Inc. Class A*	418,267	6,851

Healthcare Management Services 2.53%
Athenahealth Inc.*	163,535	6,252
HMS Holdings Corp.*	243,300	6,927
Phase Foward, Inc.*	648,281	15,422
Total		28,601

Hotel/Motel 1.23%
Home Inns & Hotels Management, Inc. ADR*	315,031	13,871

Household Furnishings 0.80%
Tempur-Pedic International, Inc.	250,186	9,007

Insurance: Multi-Line 0.98%
eHealth, Inc.*	398,100	11,123

Investment Management Companies 0.60%
Cohen & Steers, Inc.	181,645	6,830

Jewelry, Watches & Gemstones 0.75%
Fossil, Inc.*	225,500	8,470

Machinery: Industrial/Specialty 0.74%
Middleby Corp. (The)*	128,684	8,386

Machinery: Oil Well Equipment & Services 2.81%
Core Laboratories N.V. (Netherlands)*(a)	66,328	9,680
Dril-Quip, Inc.*	125,810	6,709
Oceaneering International, Inc.*	120,300	9,296
Superior Energy Services, Inc.*	163,700	6,070
Total		31,755

Machinery: Specialty 0.80%
Bucyrus International, Inc.	109,693	9,050

Medical & Dental Instruments & Supplies 4.63%
Align Technology, Inc.*	413,591	8,561
Cepheid, Inc.*	395,300	10,230
Immucor, Inc.*	487,814	15,732
NuVasive, Inc.*	315,030	13,480
Thoratec Corp.*	216,000	4,314
Total		52,317

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2007

		Value
Investments	Shares	(000)
Metal Fabricating 0.68%
Kaydon Corp.	143,310	$7,709

Metals & Minerals Miscellaneous 0.75%
Cleveland-Cliffs, Inc.	88,266	8,443

Miscellaneous: Producer Durables 1.37%
BE Aerospace, Inc.*	312,670	15,543

Miscellaneous: Technology 1.10%
Vocus, Inc.*	344,239	12,386

Oil: Crude Producers 0.84%
Carrizo Oil & Gas, Inc.*	184,200	9,466

Production Technology Equipment 0.60%
Varian Semiconductor Equipment Assoc., Inc.*	146,845	6,758

Radio & TV Broadcasters 0.13%
China Digital TV Holding Co., Ltd. ADR*	37,200	1,459

Real Estate Investment Trusts 0.74%
Desarrolladora Homex, S.A. de ADR*	147,800	8,352

Restaurants 0.59%
Chipotle Mexican Grill, Inc.*	48,169	6,695

Retail 4.30%
Dick’s Sporting Goods, Inc.*	347,000	11,580
GSI Commerce, Inc.*	418,500	11,923
Priceline.com, Inc.*	163,075	15,182
Zumiez, Inc.*	236,576	9,903
Total		48,588

Securities Brokerage & Services 1.56%
GFI Group, Inc.*	97,454	8,412
Jefferies Group, Inc.	175,057	4,679
KBW, Inc.*	149,774	4,537
Total		17,628

Services: Commercial 6.26%
Constant Contact, Inc.*	294,548	7,334
Ctrip.com International Ltd. ADR	321,101	18,098
E-House (China) Holdings Ltd. ADR*	165,274	5,867
FTI Consulting, Inc.*	238,581	12,955
Geo Group, Inc. (The)*	358,180	11,329
Knot, Inc. (The)*	353,635	6,857
TeleTech Holdings, Inc.*	331,400	8,262
Total		70,702

Shoes 1.29%
Deckers Outdoor Corp.*	104,300	14,580

Textiles Apparel Manufacturers 1.71%
J. Crew Group, Inc.*	122,101	4,566
Under Armour, Inc. Class A*	237,300	14,772
Total		19,338

Wholesale & International Trade 1.07%
Central Euro Distribution Corp.*	227,300	12,088

Wholesalers 1.02%
LKQ Corp.*	297,900	11,487

Total Common Stocks (cost $764,569,112)		1,061,543

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(concluded)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2007

	Principal
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 5.52%

Repurchase Agreement
Repurchase Agreement dated 10/31/2007, 4.28% due 11/1/2007 with State Street Bank & Trust Co. collateralized by $60,890,000 of Federal Home Loan Bank at 5.25% due 6/10/2011; value: $63,630,050; proceeds: $62,388,781 (cost $62,381,364)	$62,381	$62,381

Total Investments in Securities 99.44% (cost $826,950,476)		1,123,924

Other Assets in Excess of Liabilities 0.56%		6,292

Net Assets 100.00%		$1,130,216

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978.

The Fund’s investment objective is to seek long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)      Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)      Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3. FEDERAL TAX INFORMATION

As of October 31, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$831,351,496
Gross unrealized gain	297,127,508
Gross unrealized loss	(4,555,403)
Net unrealized security gain	$292,572,105

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

4. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small-cap growth company stocks which tend to be more volatile and can be less liquid than other types of stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies.

These factors can affect the Fund’s performance.

Item 2:		Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:		Exhibits.

(i)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH

FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 20, 2007